UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05207

                              ACM Income Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: December 31, 2003

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.



PORTFOLIO OF INVESTMENTS
September 30, 2004 (unaudited)                                                       ACM Income Fund
====================================================================================================

                                                                    Principal
                                                                      Amount
                                                                      (000)             U.S. $ Value
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND SPONSORED AGENCY
           OBLIGATIONS-100.7%
U.S. Treasury Bonds- 42.1%
           5.375%, 2/15/31(a) ......................... U.S.$           2,214         $       2,371,747
           6.25%, 5/15/30(b) ..........................                84,000                99,697,500
           11.25%, 2/15/15(a)(b) ......................               160,000               254,581,280
           12.00%, 8/15/13(a) .........................                82,000               108,268,864
           12.50%, 8/15/14(a) .........................                70,300                98,763,275
           13.25%, 5/15/14(a) .........................               150,000               213,234,300
                                                                                      -----------------
                                                                                            776,916,966
                                                                                      -----------------
U.S. Treasury Notes-14.9%
           2.375%, 8/15/06(b) .........................                34,000                33,891,098
           2.625%, 5/15/08(b) .........................                40,000                39,414,080
           2.75%, 6/30/06(b) ..........................                40,000                40,165,640
           3.00%, 2/15/09(b) ..........................                35,000                34,648,635
           3.25%,8/15/08(b) ...........................                50,000                50,236,350
           3.875%, 2/15/13(a) .........................                 3,030                 3,011,063
           4.00%, 11/15/12(a) .........................                 4,664                 4,686,592
           4.25%, 11/15/13-8/15/13(a) .................                 4,814                 4,885,306
           4.375%, 8/15/12(a) .........................                   700                   721,657
           4.75%, 5/15/14(b) ..........................                58,900                61,826,623
           4.875%, 2/15/12(a) .........................                   250                   266,426
                                                                                      -----------------
                                                                                            273,753,470
                                                                                      -----------------
U.S. Treasury Strips-14.3%
           Zero coupon, 5/15/17(a) ....................               260,000               143,758,420
           Zero coupon, 11/15/21(a) ...................               285,350               119,272,876
                                                                                      -----------------
                                                                                            263,031,296
                                                                                      -----------------
Federal National Mortgage Association-17.3%
           4.00%, 11/25/16(a) .........................                27,531                27,440,922
           4.23%, 4/01/33(c) ..........................                 3,882                 3,929,827
           4.62%, 2/01/34(c) ..........................                10,243                10,421,610
           5.00%, 4/25/13 IO(c) .......................                12,736                   971,146
           5.00%, 12/25/26-10/25/33(c) ................                41,803                41,849,603
           5.50%, TBA .................................                38,520                39,795,975
           5.50%, TBA .................................                18,955                19,203,784
           6.00%, 5/25/30(c) ..........................                12,219                12,509,650
           6.50%, 9/25/42-11/25/44(a) .................                12,425                13,109,511
           6.50%, TBA .................................                78,215                82,027,981
           7.00%, 11/01/18(a) .........................                64,206                68,145,055
                                                                                      -----------------
                                                                                            319,405,064
                                                                                      -----------------
Federal Home Loan Mortgage Corporation-6.4%
           4.50%, 9/15/13-10/15/26(a)(c) ..............                34,561                34,811,830
           5.00%, 6/15/14-3/15/28(a) ..................                73,244                74,715,525
           5.00%, 1/15/17-7/15/26 IO(c) ...............                33,954                 3,474,642
           6.50%, 3/15/28(a) ..........................                 5,336                 5,596,642
                                                                                      -----------------
                                                                                            118,598,639
                                                                                      -----------------
Resolution Funding Corp.-3.5%
           Zero coupon, 10/15/20 ......................               150,000                65,277,450
                                                                                      -----------------
Government National Mortgage Association-2.2%
           5.00%, 4/16/18(a) ..........................                32,082                32,683,554
           7.00%, 12/15/26(a) .........................                 6,949                 7,448,881
                                                                                      -----------------
                                                                                             40,132,435
                                                                                      -----------------
Total U.S. Government and Sponsored Agency Obligations
           (cost $1,741,273,052) ......................                                   1,857,115,320
                                                                                      -----------------
SOVEREIGN DEBT OBLIGATIONS-30.2%
Argentina-0.8%
Republic of Argentina
           1.98%, 8/03/12 FRN(c) ...................... U.S.$           5,451                 4,033,740
           6.00%,3/31/23 FRN(c) .......................                 6,006                 3,153,150
           7.00%,12/19/08(c) ..........................                15,157                 4,547,100
           11.375%,1/30/17(c) .........................                 1,875                   571,875
           11.750%,12/31/49(c) ........................                 3,675                 1,102,500
           12.250%,6/19/18(c) .........................                 2,711                   772,776
                                                                                      -----------------
                                                                                             14,181,141
                                                                                      -----------------
Brazil-4.9%
Brazilian Real Structured Note
           Zero coupon, 9/20/07(d) .................... BRL           120,551                24,687,098
Republic of Brazil
           7.31%, 6/29/09(c) .......................... U.S.$           4,891                 5,350,754
           8.25%,1/20/34(c) ...........................                   300                   267,450
           10.125%,5/15/27(c) .........................                 1,650                 1,749,000
           10.50%,7/14/14(c) ..........................                 2,125                 2,367,250
           11.00%, 8/17/40 ............................                 5,189                 5,814,274
           12.00%, 4/15/10(c) .........................                15,225                18,117,750
           12.750%,1/15/20(c) .........................                   975                 1,235,813
Republic of Brazil
           C-Bonds
            8.00%, 4/15/14 ............................                27,331                27,025,328
Republic of Brazil
           DCB FRN
           2.125%, 4/15/12(c) .........................                 3,737                 3,464,085
                                                                                      -----------------
                                                                                             90,078,802
                                                                                      -----------------

Bulgaria-0.0%
Republic of Bulgaria
           8.25%, 1/15/15(d) .......................... U.S.$             528         $         651,910
                                                                                      -----------------
Colombia-1.2%
Republic of Colombia
           8.25%,12/22/14(c) ..........................                 1,152                 1,137,600
           10.75%, 1/15/13(c) .........................                 1,514                 1,735,801
           11.75%, 2/25/20(c) .........................                15,365                18,822,125
                                                                                      -----------------
                                                                                             21,695,526
                                                                                      -----------------
Ecuador-0.6%
Republic of Ecuador
           8.00%, 8/15/30(d)(e) .......................                13,669                11,140,235
                                                                                      -----------------
El Salvador-0.0%
Republic of El Salvador
           7.625%,9/21/34(d) ..........................                   527                   540,175
                                                                                      -----------------
Germany-2.5%
Federal Republic of Germany
           3.50%, 10/10/08(c) ......................... EUR            30,000                37,785,326
           4.25%, 2/15/08(c) ..........................                 5,989                 7,740,428
                                                                                      -----------------
                                                                                             45,525,754
                                                                                      -----------------
Indonesia-0.1%
Republic of Indonesia
           6.75%, 3/10/14(d) .......................... U.S.$             965                   942,081
                                                                                      -----------------
Jamaica-0.0%
Government of Jamaica
           11.75%, 5/15/11(c) .........................                    50                    58,250
           12.75%, 9/01/07(c) .........................                   200                   233,000
                                                                                      -----------------
                                                                                                291,250
                                                                                      -----------------
Mexico-3.4%
Mexican Bonos
           8.00%, 12/19/13-12/07/23(c) ................ MXP            43,479                 3,309,322
           9.00%, 12/20/12(c) .........................               117,939                 9,756,441
           9.50%, 3/08/07(c) ..........................               328,855                29,803,748
United Mexican States
           6.375%,1/16/13(c) .......................... U.S.$             426                   448,578
           8.00%,9/24/22(c) ...........................                 3,726                 4,201,065
           8.125%, 12/30/19(c) ........................                 1,050                 1,207,500
           9.875%,2/01/10(c) ..........................                 6,730                 8,298,090
           11.375%, 9/15/16(c) ........................                 4,256                 6,256,320
                                                                                      -----------------
                                                                                             63,281,064
                                                                                      -----------------
Panama-0.2%
Republic of Panama
           8.875%, 9/30/27(c) .........................                 1,350                 1,413,450
           9.375%, 4/01/29(c) .........................                   169                   189,196
           9.63%, 2/08/11(c) ..........................                   815                   936,435
           10.75%, 5/15/20(c) .........................                 1,300                 1,545,700
                                                                                      -----------------
                                                                                              4,084,781
                                                                                      -----------------
Peru-0.5%
Republic of Peru
           8.375%, 5/03/16(c) .........................                 4,013                 4,173,520
           8.750%,11/21/33(c) .........................                   145                   143,913
           9.125%, 2/21/12(c) .........................                 3,432                 3,818,100
           9.875%, 2/06/15(c) .........................                 1,406                 1,616,900
                                                                                      -----------------
                                                                                              9,752,433
                                                                                      -----------------
Philippines-0.5%
Republic of Philippines
           8.25%, 1/15/14(c) ..........................                   750                   736,875
           9.00%, 2/15/13(c) ..........................                   625                   643,750
           9.875%, 1/15/19(c) .........................                   750                   775,500
           10.625%, 3/16/25(c) ........................                 6,085                 6,510,950
                                                                                      -----------------
                                                                                              8,667,075
                                                                                      -----------------
Romania-0.3%
Romania Structured Note
           Zero coupon, 12/20/04(d) ................... ROL       172,301,000                 5,066,500
                                                                                      -----------------
Russia-7.0%
Russian Federation
           5.00%, 3/31/30 FRN(d)(e) ................... U.S.$           8,305                 7,983,181
           5.00%, 3/31/30(d)(e) .......................               115,230               110,764,838
Russian Ministry of Finance
           3.00%, 5/14/08-5/14/11(c) ..................                12,075                10,664,145
                                                                                      -----------------
                                                                                            129,412,164
                                                                                      -----------------
South Africa-0.0%
Republic of South Africa
           7.375%, 4/25/12(c) .........................                   725                   817,438
                                                                                      -----------------
Turkey-5.6%
Republic of Turkey
           9.875%, 3/19/08(c) .........................                   300                   336,750
           11.00%, 1/14/13(c) .........................                 1,260                 1,545,390
           11.50%, 1/23/12(c) .........................                   500                   622,500
           11.75%, 6/15/10(c) .........................                   475                   589,713
           12.375%, 6/15/09(c) ........................                 1,975                 2,458,875
Turkish Lira Structured Notes
           Zero coupon, 8/25/05(d) .................... TRL    71,284,104,123                38,686,680
           Zero coupon, 12/8/05(d) ....................        63,936,550,000                32,437,769
           Zero coupon, 2/23/06(c)(d) .................        54,705,297,816                27,095,228
                                                                                      -----------------
                                                                                            103,772,905
                                                                                      -----------------
Ukraine-0.8%
Government of Ukraine
           6.875%, 3/04/11(d) ......................... U.S.$           5,500                 5,390,000
           7.65%, 6/11/13(d) ..........................                 6,922                 6,922,000
           11.00%, 3/15/07(d) .........................                 1,605                 1,749,863
                                                                                      -----------------
                                                                                             14,061,863
                                                                                      -----------------
Uruguay-0.3%
Republic of Uruguay
           3.00%, 1/15/33 PIK(f) ......................                 1,044                   843,383
           7.25%, 2/15/11(c) ..........................                   500                   470,000
           7.50%, 3/15/15(c) ..........................                 4,360                 3,858,600
                                                                                      -----------------
                                                                                              5,171,983
                                                                                      -----------------

Venezuela-1.5%
Republic of Venezuela
           2.632%,4/20/11(d) .......................... U.S.$           3,100         $       2,658,250
           5.375%, 8/07/10(d) .........................                 3,800                 3,425,700
           9.25%, 9/15/27(c) ..........................                21,331                21,021,701
                                                                                      -----------------
                                                                                             27,105,651
                                                                                      -----------------
Total Sovereign Debt Obligations
           (cost $487,141,546) ........................                                     556,240,731
                                                                                      -----------------
CORPORATE DEBT OBLIGATIONS-13.9%
Australia-0.0%
WMC Finance USA
           5.125%, 5/15/13(c) .........................                   500                   503,642
                                                                                      -----------------
Canada-0.7%
Fairfax Financial Holdings Ltd.
           7.375%, 4/15/18(c) .........................                 4,500                 3,645,000
           8.30%, 4/15/26(c) ..........................                 5,000                 4,125,000
Ispat Inland ULC
           9.75%, 4/01/14(c) ..........................                 5,000                 5,512,500
Rogers Cable Inc.
           5.50%, 3/15/14(c) ..........................                   360                   331,200
                                                                                      -----------------
                                                                                             13,613,700
                                                                                      -----------------
Germany-0.0%
Salomon Bros. AG
           11.00%, 11/06/07(d) ........................                    10                    11,225
                                                                                      -----------------
Japan-0.2%
Mizuho Finance
           5.79%, 4/15/14(d) ..........................                   200                   206,346
           8.375%, 12/29/49(c) ........................                 2,410                 2,607,333
                                                                                      -----------------
                                                                                              2,813,679
                                                                                      -----------------
Kazakhstan-0.0%
Hurricane Finance BV
           9.625%, 2/12/10(d) .........................                   200                   216,000
Kazkommerts International BV
           8.50%, 4/16/13(d) ..........................                   125                   126,875
                                                                                      -----------------
                                                                                                342,875
                                                                                      -----------------
Romania-0.3%
Mobifon Holdings BV
           12.50%, 7/31/10(c) .........................                 5,205                 6,089,850
                                                                                      -----------------
Russia-0.1%
Gazprom OAO
           9.625%, 3/01/13(c) .........................                   160                   178,000
           9.625%, 3/01/13(d) .........................                   210                   233,100
Mobile Telesystems Finance S.A.
           9.75%, 1/30/08(d) ..........................                 1,185                 1,259,063
Tyumen Oil Co.
           11.00%, 11/06/07(c) ........................                    80                    89,904
                                                                                      -----------------
                                                                                              1,760,067
                                                                                      -----------------
United Kingdom-0.1%
British Telecommunications PLC
           7.125%, 2/15/11(c)(e) ...................... EUR             1,500                 2,158,073
                                                                                      -----------------
United States -12.6%
Amerada Hess Corp.
           7.125%, 3/15/33(c) ......................... U.S.$             500                   536,847
American Cellular Corp.
           10.00%, 8/01/11(c) .........................                 5,000                 4,050,000
Amkor Technologies Inc.
           7.75%, 5/15/13(c) ..........................                10,000                 8,200,000
Associated Materials Inc.
           11.25%, 3/01/14(d)(e) ......................                12,545                 9,126,488
ATA Holdings Corp.
           12.125%, 6/15/10(c)(e) .....................                 2,255                   800,525
           13.00%, 2/01/09(c)(e) ......................                 7,212                 2,560,260
Berkley W R Corp
           6.15%, 8/15/19(c) ..........................                   100                   101,274
Berry Plastics Corp.
           10.75%, 7/15/12(c) .........................                 6,820                 7,706,600
Calpine Corp.
           8.50%, 7/15/10(d) ..........................                 6,700                 5,125,500
Capital One Financial Corp.
           6.25%, 11/15/13(c) .........................                 1,005                 1,079,137
CBA Capital Trust I
           5.805%, 12/31/49(d) ........................                   274                   283,604
Charter Communications Holdings
           10.75%, 10/01/09(c) ........................                 4,655                 3,817,100
           11.75%, 5/15/11(c)(g) ......................                10,000                 6,200,000
Clear Channel Communications, Inc.
           5.75%, 1/15/13(c) ..........................                   220                   225,966
Columbia/HCA HealthCare Corp.
           6.25%, 2/15/13(c) ..........................                   175                   180,378
           7.58%, 9/15/25(c) ..........................                   630                   657,046
           7.69%, 6/15/25(c) ..........................                   355                   376,284
Comerica Bank
           8.375%, 7/15/24 ............................                 2,000                 2,421,052
Continental Airlines, Inc.
           6.703%, 12/15/22(c) ........................                 1,944                 1,811,440
           6.748%, 3/15/17(c) .........................                    62                    47,657
           7.033%, 6/15/11(c) .........................                   489                   377,827
           7.875%, 7/02/18(c) .........................                   175                   164,725
Cox Communications Inc.
           4.625%, 6/01/13(c) .........................                   100                    92,213

Delhaize America, Inc.
           8.125%, 4/15/11(c) ......................... U.S.$             110                   125,623
Dex Media, Inc.
           9.00%, 11/15/13(c)(g) ......................                 7,000                 5,127,500
Dominion Resources Capital Trust III
           8.40%, 1/15/31(c) ..........................                   500                   612,180
Dow Jones CDX NA HY 3
           7.750%, 12/29/09(d) ........................                10,000                10,125,000
DPL Inc.
           6.875%, 9/01/11(c) .........................                   500                   530,000
Duke Capital Corp.
           5.50%, 3/01/14(c) ..........................                   500                   506,903
           6.25%, 2/15/13(c) ..........................                 1,500                 1,613,980
Dura Operating Corp.
           9.00%, 5/01/09(c) ..........................                 3,000                 2,670,000
Farmers Exchange Capital
           7.05%, 7/15/28(d) ..........................                   200                   203,237
First American Capital Trust I
           8.50%, 4/15/12(c) ..........................                   100                   113,500
First Energy Corp.
           7.375%, 11/15/31(c) ........................                 1,600                 1,796,943
Ford Motor Co.
           6.375%, 2/01/29(c) .........................                   473                   415,728
           7.45%, 7/16/31(c) ..........................                 1,277                 1,252,137
Freeport-McMoran Copper & Gold, Inc.
           10.125%, 2/01/10(c) ........................                   500                   565,625
General Motors Corp.
           8.375%, 7/15/33(c) .........................                 1,217                 1,292,177
Hilcorp Energy I LP
           10.50%, 9/01/10(d) .........................                 4,250                 4,706,875
HSBC Bank USA
           4.625%, 4/01/14(c) .........................                 1,000                   980,435
Huntsman ICI Chemicals LLC
           10.125%, 7/01/09(c) ........................                 7,500                 7,875,000
Huntsman LLC
           11.50%, 7/15/12(d) .........................                 5,000                 5,518,750
Insight Communications Inc.
           1.00%, 2/15/11(c)(e) .......................                 7,000                 6,545,000
International Lease Finance Corp.
           3.50%, 4/01/09(c) ..........................                   496                   485,491
Ipalco Enterprises Inc.
           8.375%,11/14/08(c) .........................                   100                   111,500
J.P. Morgan Chase & Co.
           6.625%, 3/15/12 ............................                 1,400                 1,571,409
           5.125%, 9/15/14(c) .........................                   250                   251,340
Kyivstar
           10.375%,8/17/09(d) .........................                   200                   213,000
Liberty Mutual Group Inc.
           5.750%,3/15/14(d) ..........................                   170                   168,894
Merrill Lynch & Co.
           6.00%, 2/17/09(c) ..........................                   100                   108,268
Milacron Escrow Corp.
           11.50%, 5/15/11(d) .........................                 5,000                 5,300,000
NCL Corp. LTD
           10.625%, 7/15/14(d) ........................                 4,845                 5,075,138
Nextel Partners, Inc.
           12.50%, 11/15/09(c) ........................                 8,084                 9,337,020
Panamsat Holding Corp.
           10.375%,11/01/14(d)(g) .....................                 2,755                 1,638,123
Paxson Communications Corp.
           12.25%, 1/15/09(c)(g) ......................                10,000                 8,575,000
Pemex Project
           9.125%, 10/13/10(c) ........................                   500                   595,000
Pliant Corp.
           13.00%, 6/01/10(c) .........................                 7,625                 6,557,500
PSEG Power LLC
           5.00%, 4/01/14(c) ..........................                 1,000                   975,011
Qwest Services Corp.
           10.375%,9/01/14(d) .........................                10,000                10,475,000
Rail America
           1.00%,9/29/11(c) ...........................                 3,000                 3,000,000
Rainbow National Services LLC
           14.00%, 12/15/14(d) ........................                14,907                18,037,470
Rite Aid Corp.
           11.25%, 7/01/08(c) .........................                 5,220                 5,676,750
Rural Cellular Corp.
           9.75%, 1/15/10(c) ..........................                13,000                11,310,000
SBC Communications Inc.
           5.875%,8/15/12(c) ..........................                   120                   131,491
Six Flags, Inc.
           9.75%, 4/15/13(c) ..........................                11,005                10,399,725
Sprint Capital Corp.
           8.75%, 3/15/32(c) ..........................                 6,800                 8,630,499
Time Warner Entertainment Co. LP
           8.38%, 3/15/23(c) ..........................                   145                   173,418
Triton PCS Inc.
           9.375%,2/01/11(c) ..........................                 5,000                 3,587,500
TXU Gas Capital I
           2.95%, 7/01/28(c) ..........................                   230                   225,550
Valor Communications
           1.00%, 7/01/09(c) ..........................                 2,000                 2,022,500
Venetian Resort
           1.00%, 7/25/11(c) ..........................                   340                   345,597
Verizon Global Funding Corp.
           7.375%, 9/01/12(c) .........................                   741                   865,306
           7.75%, 6/15/32                                               1,215                 1,458,713

Vitro Envases
           10.75%, 7/23/11(d) ......................... U.S.$             700                   686,000
Williams Cos Inc. Series A
           7.50%, 1/15/31(c) ..........................                 4,025                 4,045,125
Woolworth Corp.
           8.50%,1/15/22(c) ...........................                   300                   319,500
WPP Finance
           5.875%, 6/15/14(d) .........................                   180                   184,462
Zurich Capital Trust
           8.376%, 6/01/37(d) .........................                   261                   297,860
                                                                                      -----------------
                                                                                            231,353,676
                                                                                      -----------------
Total Corporate Debt Obligations
           (cost $254,293,474) ........................                                     258,646,787
                                                                                      -----------------
Bank Loans-4.4%
Advanced Medical Optics
           3.96% ,6/26/09(c) ..........................                 1,230                 1,245,375
Alderwoods Group Inc.
           4.930%,9/17/09(c) ..........................                 2,239                 2,269,270
Allied Waste
           3.64%, 1/15/10 FRN(c) ......................                 1,000                 1,012,857
American Safety Razor Co.
           4.695%, 4/28/11(c) .........................                 2,993                 3,022,425
Belden & Blake Inc
           6.00%, 6/30/11(c) ..........................                 1,000                 1,010,000
Celanese AG
           5.73%, 11/01/11(c) .........................                 1,500                 1,525,625
Cognis
           6.311%, 11/10/13(c) ........................                 1,000                 1,015,000
Coinstar Inc.
           3.84%, 7/01/11(c) ..........................                 1,000                 1,015,000
Consolidated Communictions
           3.955%, 09/18/11(c) ........................                 1,000                 1,010,000
Freedom Communications Inc.
           3.77%, 4/04/12(c) ..........................                 3,000                 3,042,657
Hagemeyer NV
           1.00%, 1/15/08(c) .......................... EUR             2,744                 3,270,805
Holmes Group Inc.
           4.977%, 4/14/11(c) ......................... U.S.$           1,000                   995,000
Huntsman ICI Chemicals LLC
           5.062%, 12/31/10(c) ........................                 2,000                 2,025,000
Key Automotive
           4.86%, 6/01/10(c) ..........................                 2,000                 2,015,000
Kranson Industries
           4.350%, 7/31/11(c) .........................                 1,000                 1,005,000
Maax Corp.
           4.45%, 6/01/11(c) ..........................                 2,000                 2,007,500
Medcath Inc.
           4.581%, 6/30/11(c) .........................                 1,000                 1,011,250
MGM Studios
           4.14%, 4/30/11(c) ..........................                 4,000                 4,009,000
Midwest Generation
           4.77%, 4/05/11(c) ..........................                   998                 1,011,216
Mueller Group
           4.350%, 3/24/11(c) .........................                 2,780                 2,793,716
Nextel Partners, Inc.
           4.31%, 5/18/11(c) ..........................                 4,000                 4,050,000
Owens Illinois General Inc
           4.66%, 4/01/08(c) ..........................                 3,000                 3,036,249
Panamsat Corp.
           4.35%, 7/01/11(c) ..........................                 3,000                 2,985,000
Prestige Brands
           5.19%, 4/15/11(c) ..........................                 3,491                 3,505,798
Rainbow National Services LLC
           4.50%, 3/3/12(c) ...........................                 3,000                 3,036,000
Refco Group Ltd.
           4.461%, 8/31/11(c) .........................                 1,000                   998,333
Resolution Specialty
           4.437%, 8/01/10(c) .........................                 2,000                 2,013,750
Riddell Bell Holdings
           1.00%, 9/22/11(c) ..........................                 1,000                 1,014,583
Riverside
           6.02%, 6/22/11(c) ..........................                 1,671                 1,679,558
Rockwood Specialties
           3.98%, 7/30/12(c) ..........................                 1,000                 1,005,625
Rocky Mountain Energy Center
           6.025, 6/22/11(c) ..........................                 1,328                 1,335,442
Sealy Mattress
           4.243%, 3/31/12(c) .........................                 2,299                 2,322,098
Simmons Company
           4.359%, 12/19/11(c) ........................                 2,500                 2,519,533
United Industries Corp.
           3.97%, 3/31/11(c) ..........................                   995                 1,006,193
           6.175%, 10/31/11(c) ........................                 1,000                 1,015,000
Venetian Resort
           6.25%, 7/25/11(c) ..........................                 2,159                 2,188,778
Verifone Inc.
           4.18%, 6/09/11(c) ..........................                 1,000                 1,010,000
VWR International
           4.34%, 4/05/11(c) ..........................                 3,204                 3,251,055
Warner Music Group
           4.23%, 3/22/11(c) ..........................                 3,480                 3,524,749
Western Wireless Term B1
           4.66%, 5/30/11(c) ..........................                 3,500                 3,546,249
                                                                                      -----------------
Total Bank Loans
           (cost $80,700,386) .........................                                      81,355,689
                                                                                      -----------------

                                                               Contracts (j),
                                                                 Shares or
                                                                 Principal
                                                                Amount (000)            U.S. $ Value
                                                               --------------         -----------------
NON-CONVERTIBLE PREFERRED STOCK-0.1%
Banco Santander
           6.41%(d) ...................................                 4,000                    99,000
Duquesne Light Co.
           6.50%(c) ...................................                14,950                   773,663
EIX Trust II, Series B
           8.60%(c) ...................................                 9,150                   232,136
Zurich Funding Trust
           1.71%(d) ...................................                   500                   486,250
                                                                                      -----------------
Total Non-Convertible Preferred Stocks
           (cost $1,566,038) ..........................                                       1,591,049
                                                                                      -----------------

CALL OPTIONS PURCHASED(h)-0.0%
Brazil-0.0%
Republic of Brazil
           11.00%, 8/17/40
           Expiring October'04@112.5 ..................                 2,950                    44,250
           Expiring October'04@113.0 ..................                 2,950                    38,350
           Expiring October'04@111.5 ..................                 1,750                    33,250
                                                                                      -----------------
Total Call Options Purchased
           (cost $149,155) ............................                                         115,850
                                                                                      -----------------
WARRANTS(h)-0.0%
Central Bank of Nigeria
           expiring 11/15/20 ..........................                 4,500                         0
Republic of Venezuela
           expiring 4/15/20 ...........................                 1,785                         0
                                                                                      -----------------
Total Warrants
           (cost $0) ..................................                                               0
                                                                                      -----------------
SHORT-TERM INVESTMENTS-4.5%
Repurchase Agreement-4.0%
Deutsche Bank Repo
           1.70%, 09/30/04, due
           10/01/04 in the amount of
           $74,103,499 (collateralized by
           $72,770,000 FNMA, 1.70% due
           6/15/06; value - $74,100,000)
           (cost $74,100,000) ......................... U.S.$          74,100                74,100,000
                                                                                      -----------------
U.S. Treasury Obligation-0.5%
           U.S. Treasury Bill Zero Coupon, 11/12/04
           (amortized cost $8,985,195)(i) .............                 9,000                 8,985,195
                                                                                      -----------------
Total Short-Term Investments
           (cost $83,085,195) .........................                                      83,085,195
                                                                                      -----------------
Total Investments Before Security
           Lending Collateral-153.9%
           (cost $2,648,208,846) ......................                                   2,838,150,621
                                                                                      -----------------
Investment of Cash Collateral for
           Securities Loaned-5.1%
Short-Term Investment
UBS Private Money Market Fund LLC
           1.64%
           (cost $94,789,780) .........................                                      94,789,780
                                                                                      -----------------
Total Investments-159.0%
           (cost $2,742,998,626) ......................                                   2,932,940,401
Other assets less liabilities-(59.0%) .................                                  (1,089,555,713)
                                                                                      -----------------
NET ASSETS-100% .......................................                               $   1,843,384,688
                                                                                      =================

FORWARD EXCHANGE CURRENCY CONTRACTS

                                                            U.S. $ Value on
                                        Contract              Origination           U.S. $ Current             Unrealized
                                      Amount (000)               Date                    Value               (Depreciation)
===========================================================================================================================
Sale Contracts
Euro,
   settling 10/26/04 ............        41,936             $ 51,568,681             $ 52,064,061              $ (495,380)

Mexican Peso,
   settling 10/13/04 ............       480,184               41,526,894               42,079,255                (552,361)

FINANCIAL FUTURES CONTRACTS SOLD

                                                                                                                    Unrealized
                          Number of         Expiration            Original                 Value at                Appreciation/
       Type               Contracts           Month                Value              September 30, 2004           (Depreciation)
=================================================================================================================================
U.S. Treasury Note                          December
10 Year Futures               605             2004               $ 67,976,410            $ 68,138,125              $  (161,715)

U.S. Treasury Note                          December
5 Year Futures              6,778             2004                743,321,288             750,663,500               (7,342,212)

U.S. Treasury Note                          December
2 Year Futures              1,526             2004                322,566,399             322,343,658                  222,741

10 Year Swap                                December
Futures                       975             2004                107,586,629             107,981,250                 (394,621)
                                                                                                                   -----------
                                                                                                                   $(7,675,807)
                                                                                                                   -----------

CREDIT DEFAULT SWAP CONTRACTS

                                                Notional          Interest                                    Unrealized
Swap Counterparty &                              Amount             Rate               Termination           Appreciation
Referenced Obligation                             (000)             (%)                   Date              (Depreciation)
==========================================================================================================================
Buy Contracts:
Citigroup Global Markets, Inc.
Republic of Hungary
4.50%, 2/06/13                                    10,250             0.50%               11/26/13             $(181,741)

Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                                   3,360             5.60                 3/20/14               (79,001)

JP Morgan Chase
Republic of Ecuador
7.00%, 8/15/30                                       650             3.70                 4/30/05               (16,647)

Sale Contracts:
Citigroup Global Markets, Inc.
Republic of Brazil
12.25%, 3/06/30                                    3,000             6.35                 8/20/05               175,042

Citigroup Global Markets, Inc.
Republic of Brazil
12.25%, 3/06/30                                    6,275             4.40                 5/20/06               408,642

Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                                   3,360             4.95                 3/20/09                86,842

Citigroup Global Markets, Inc.
Republic of Venezuela
9.25%, 9/15/27                                     4,000             6.00                 5/20/06               384,667

Citigroup Global Markets, Inc.
United Mexican States
8.30%, 8/15/31                                       500             2.40                 5/20/14                37,750

Citigroup Global Markets, Inc.
United Mexican States
8.30%, 8/15/31                                     1,450             2.05                 5/20/09                77,492

Credit Suisse First Bostion
Republic of Brazil
12.25%, 3/06/30                                      600             6.90                 6/20/07                74,100

Morgan Stanley Capital
Services Inc.
Republic of Brazil
12.25%, 3/06/30                                    4,800             3.80                 8/20/06               175,307


REVERSE REPURCHASE AGREEMENTS

                               Interest
Broker                           Rate                 Maturity          Amount
================================================================================
Citigroup                        0.75 %               12/30/05      $ 17,419,703
Citigroup                        1.53                 10/06/04        49,463,027
Citigroup                        1.65                 10/06/04        98,569,341
Citigroup                        1.65                 10/06/04        98,766,197
Citigroup                        1.65                 10/06/04        39,675,134
Lehman Brothers                  1.55                 10/06/04        61,338,727
Merrill Lynch                    1.40                 10/01/04        12,147,369
Merrill Lynch                    1.50                 10/06/04        34,080,010
Merrill Lynch                    1.60                 10/06/04        39,042,156
State Street                     1.53                 10/06/04        33,365,404
                                                                    ------------
                                                                    $483,867,068
                                                                    ============

(a) Positions, or portion thereof, with an aggregate market value of $1,112,663,132 have been segregated to collateralize the loan outstanding.
(b) Positions, or portion thereof, with an aggregate market value of $460,121,305 have been segregated to collateralize reverse repurchase agreements.
(c) Positions, or portion thereof, with an aggregate market value of $577,624,407 have been segregated to collateralize open forward exchange currency contracts.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate market value of these securities amounted to $359,944,765 or 19.53% of net assets.
(e) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2004.
(f)  PIK (Paid in Kind) preferred quarterly stock payable.
(g) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(h)  Non-income producing security.
(i) Position, or a portion thereof, with an aggregate market value of $8,985,195 has been segregated as collateral for the futures transactions outstanding at September 30, 2004.
(j)  One contract relates to principal amount of $1.00

     Currency Abbreviations:

     BRL       - Brazilian Real
     EUR       - Euro
     MXP       - Mexican Peso
     ROL       - Romania Leu
     TRL       - Turkish Lira
     U.S.$     - United States Dollar

        Glossary of Terms:

     DCB       - Debt Conversion Bond
     FNMA      - Federal National Mortgage Association
     FRN       - Floating Rate Note
     IO        - Interest Only Securities
     TBA       - (To Be Assigned) - Securities are purchased on a forward commitment with an approximate principal amount (generally
                 +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

        Exhibit No.        DESCRIPTION OF EXHIBIT

        11 (a) (1)         Certification of Principal Executive Officer Pursuant
                           to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (a) (2)         Certification of Principal Financial Officer Pursuant
                           to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Income Fund, Inc.

By:     /s/ Marc O. Mayer
        Marc O. Mayer
        President

Date:   November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Marc O. Mayer
        Marc O. Mayer
        President

Date:   November 29, 2004

By:     /s/ Mark D. Gersten
        Mark D. Gersten
        Treasurer and Chief Financial Officer

Date:   November 29, 2004